Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventories
Inventories

5.Inventories

Inventories as of September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
	(unaudited)
Raw materials	$2,519	$924
Work in process	1,420	582
Finished goods	1,743	719
Total inventories	$5,682	$2,225

During the three and nine months ended September 30, 2022 and 2021, no inventories were written down to reflect the lower of cost or net realizable value.

6.Inventories

Inventories as of December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Raw materials	$924	$635
Work in process	582	910
Finished goods	719	—
Total inventories	$2,225	$1,545

During the year ended December 31, 2021, $493 of inventories were written down to reflect the lower of cost or net realizable value.

During the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor), no inventories were written down to reflect the lower of cost or net realizable value.